UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 West 141st Terrace, Suite 119 Leawood, KS 66224

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (24.4%)
COMMON STOCKS (23.3%)
APPAREL (0.3%)
Billabong International, Ltd.	36,314	$72,672
BUILDING MATERIALS (0.8%)
James Hardie Industries NV - ADR	4,200	158,193
CHEMICALS (0.9%)
Nufarm, Ltd. (1)	39,562	191,525
COMPUTERS (0.4%)
Computershare, Ltd.	10,000	81,216
ELECTRIC (2.3%)
AGL Energy, Ltd.	31,335	485,363
HEALTHCARE-PRODUCTS (1.2%)
Cochlear, Ltd.	4,000	252,248
HEALTHCARE-SERVICES (1.4%)
Sonic Healthcare Ltd.	25,628	305,545
INSURANCE (2.1%)
QBE Insurance Group, Ltd.	36,237	440,878
MINING (7.0%)
Orica Ltd.	12,877	338,354
OZ Minerals Ltd.	30,866	357,509
PanAust, Ltd. (1)	210,000	782,542
		1,478,405
OIL & GAS (3.0%)
Santos Ltd.	27,524	393,313
Woodside Petroleum, Ltd.	6,425	233,350
		626,663
RETAIL (1.7%)
Wesfarmers, Ltd.	10,812	347,800
TRANSPORTATION (2.2%)
Asciano Group	93,333	465,710
TOTAL COMMON STOCKS
(Cost $3,916,969)		4,906,218

	Principal
CORPORATE BONDS (1.1%)
CBA Capital Australia, Ltd., 3.59%, 4/15/15 (2) (3) (4)	$300,000	230,356
TOTAL CORPORATE BONDS
(Cost $202,443)		230,356
TOTAL AUSTRALIA
(Cost $4,119,412)		5,136,574

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (75.3%)
COMMON STOCKS (70.2%)
AGRICULTURE (0.9%)
PGG Wrightson, Ltd. (1)	609,340	$186,147
BUILDING MATERIALS (1.8%)
Fletcher Building Ltd.	71,449	384,626
COAL (0.0%)
Pike River Coal, Ltd. (1) (7)	1,145,295	—
COMMERCIAL SERVICES (22.1%)
Guinness Peat Group PLC	495,906	227,241
Mowbray Collectables, Ltd. (5)	821,593	339,173
Northland Port Corp. (NZ), Ltd.	81,425	100,843
Port of Tauranga, Ltd.	117,248	1,010,650
South Port New Zealand, Ltd.	1,027,930	2,978,966
		4,656,873
DIVERSIFIED FINANCIAL SERVICES (2.4%)
Heartland New Zealand Ltd. (1)	1,252,765	506,828
ELECTRIC (3.0%)
Infratil, Ltd.	400,774	620,434
ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
Cavotec SA (1)	130,250	308,273
ENGINEERING & CONSTRUCTION (3.0%)
Auckland International Airport Ltd.	307,229	622,743
HEALTHCARE-PRODUCTS (0.8%)
Ebos Group Ltd.	30,000	177,101
HEALTHCARE-SERVICES (6.1%)
Ryman Healthcare, Ltd.	400,000	934,634
Wakefield Health Ltd.	90,588	359,010
		1,293,644
HOME FURNISHINGS (2.9%)
Scott Technology, Ltd.	468,900	600,077
MEDIA (3.3%)
Sky Network Television, Ltd.	159,745	688,482
METAL FABRICATE/HARDWARE (2.5%)
Methven, Ltd.	606,250	525,577
OIL & GAS (2.6%)
New Zealand Oil & Gas, Ltd.	924,805	553,583
PHARMACEUTICALS (0.6%)
Pharmacybrands, Ltd. (1)	200,000	123,847
REITS (3.7%)
Goodman Property Trust	347,413	292,578
Vital Healthcare Property Trust	520,475	494,188
		786,766
RETAIL (4.4%)
Briscoe Group, Ltd.	405,000	471,486
Colonial Motor Co., Ltd.	199,565	463,005
		934,491

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (75.3%) – Continued
COMMON STOCKS (70.2%) – Continued
TELECOMMUNICATIONS (3.8%)
TeamTalk, Ltd.	445,094	$808,480
TRANSPORTATION (4.8%)
Freightways, Ltd.	173,540	528,714
Mainfreight, Ltd.	60,000	483,004
		1,011,718
TOTAL COMMON STOCKS
(Cost $12,365,353)		14,789,690
PREFERRED STOCKS (2.2%)
INVESTMENT COMPANIES (2.2%)
ASB Capital, Ltd., 3.80% (2) (3)	954,218	468,770
TOTAL PREFERRED STOCKS
(Cost $686,799)		468,770

	Principal
CORPORATE BONDS (2.9%)
Credit Agricole SA, 10.04%, 12/29/49 (2) (3) (4)	$600,000	234,319
Sky Network Television, Ltd., 3.60%, 10/16/16 (2) (3) (4)	500,000	364,111
TOTAL CORPORATE BONDS
(Cost $655,375)		598,430
TOTAL NEW ZEALAND
(Cost $13,707,527)		15,856,890

	Shares
SHORT-TERM INVESTMENTS (0.2%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (6)	37,190	37,190
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,190)		37,190
TOTAL INVESTMENTS (99.9%)
(Cost $17,864,129)		21,030,654
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		27,421
NET ASSETS (100.0%)		$21,058,075

(1)	Non-income producing.
(2)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2012.
(3)	Callable.
(4)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(5)	Affiliated Investment. See Notes to Schedules of Investments.
(6)	Rate disclosed is the seven day yield as of January 31, 2012.
(7)	Security is being fair valued in accordance with the Trust’s fair valuation policies.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Africa Fund

	Shares	Value
COMMON STOCKS (22.8%)
EGYPT (3.9%)
Orascom Construction Industries ADR	400	$16,568
SOUTH AFRICA (14.4%)
Imperial Holdings Ltd. ADR	400	7,100
MTN Group Ltd. ADR	1,600	27,440
Shoprite Holdings, Ltd. ADR	200	6,624
Standard Bank Group Ltd./South Africa ADR	700	19,285
		60,449
UNITED KINGDOM (4.5%)
SABMiller PLC ADR	500	18,990
TOTAL COMMON STOCKS
(Cost $92,806)		96,007
EXCHANGE TRADED FUNDS (57.9%)
UNITED STATES (57.9%)
iShares MSCI South Africa Index Fund	1,700	113,101
Market Vectors Africa Index ETF	4,640	130,623
TOTAL EXCHANGE TRADED FUNDS
(Cost $234,857)		243,724
SHORT-TERM INVESTMENTS (45.7%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (1)	192,607	192,607
TOTAL SHORT-TERM INVESTMENTS
(Cost $192,607)		192,607
TOTAL INVESTMENTS (126.4%)
(Cost $520,270)		532,338
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.4%)		(111,245)
NET ASSETS (100.0%)		$421,093

(1) Rate disclosed is the seven day yield as of January 31, 2012.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (99.0%)
AUTO PARTS & EQUIPMENT (5.1%)
NGK Spark Plug Co., Ltd.	6,000	$74,075
Sumitomo Rubber Industries, Ltd.	10,000	118,866
		192,941
BANKS (3.2%)
Sumitomo Mitsui Financial Group, Inc.	3,800	120,900
BEVERAGES (1.6%)
Kirin Holdings Co., Ltd.	5,000	61,270
CHEMICALS (1.6%)
JSR Corp.	3,000	61,322
COMPUTERS (4.9%)
Fujitsu, Ltd.	10,000	53,398
INES Corp.	5,000	36,605
Melco Holdings, Inc.	2,500	63,304
Otsuka Corp.	500	35,817
		189,124
COSMETICS/PERSONAL CARE (3.7%)
Unicharm Corp.	2,700	141,872
DISTRIBUTION/WHOLESALE (3.6%)
Marubeni Corp.	20,000	138,022
ELECTRIC (4.0%)
Hokkaido Electric Power Co., Inc.	6,000	85,489
Tohoku Electric Power Co., Inc.	7,000	66,033
		151,522
ELECTRONICS (4.9%)
Hamamatsu Photonics K.K.	1,500	53,923
Hoya Corp.	4,000	84,807
Star Micronics Co., Ltd.	5,000	48,085
		186,815
ENGINEERING & CONSTRUCTION (4.2%)
Kajima Corp.	33,000	111,703
Taihei Dengyo Kaisha, Ltd.	6,000	47,861
		159,564
ENTERTAINMENT (2.6%)
Sankyo Co., Ltd.	2,000	97,743
GAS (3.4%)
Toho Gas Co., Ltd.	20,000	129,625
HAND/MACHINE TOOLS (2.6%)
Meidensha Corp.	28,000	99,187
HEALTHCARE-PRODUCTS (5.5%)
Asahi Intecc Co., Ltd.	4,000	91,262
Terumo Corp.	2,500	119,883
		211,145
INSURANCE (1.1%)
T & D Holdings, Inc.	4,000	40,672
INTERNET (1.3%)
DeNA Co., Ltd.	2,000	50,617

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (99.0%) – Continued
MACHINERY-DIVERSIFIED (5.3%)
Fanuc, Ltd.	1,000	$168,066
Torishima Pump Manufacturing Co., Ltd.	2,500	35,489
		203,555
METAL FABRICATE/HARDWARE (0.4%)
Okano Valve Manufacturing Co.	5,000	17,384
REAL ESTATE (5.8%)
Mitsui Fudosan Co., Ltd.	3,000	49,318
Sumitomo Realty & Development Co., Ltd.	9,000	170,978
		220,296
RETAIL (10.0%)
ABC-Mart, Inc.	2,000	71,582
Nitori Co., Ltd.	600	55,104
Sugi Holdings Co., Ltd.	2,500	69,831
Sundrug Co., Ltd.	3,000	88,914
Yamada Denki Co., Ltd.	1,500	95,644
		381,075
TOYS/GAMES/HOBBIES (2.1%)
Nintendo Co., Ltd.	600	81,396
TRANSPORTATION (22.1%)
East Japan Railway Co.	1,500	97,120
Hankyu Hanshin Holdings, Inc.	22,000	98,714
Kawasaki Kisen Kaisha Ltd.	30,000	56,678
Keikyu Cop.	13,000	119,050
Keio Corp.	18,000	132,721
Kintetsu World Express, Inc.	2,000	59,932
Mitsui OSK Lines Ltd.	18,000	68,014
Tobu Railway Co., Ltd.	18,000	94,227
Yamato Holdings Co., Ltd.	7,000	115,810
		842,266
TOTAL COMMON STOCKS
(Cost $3,088,224)		3,778,313

	Contracts
CALL OPTIONS (0.7%)
iShares MSCI Japan Index Fund, Strike Price: $8.00, Expiration 1/19/2013 (1)	150	25,650
iShares MSCI Japan Index Fund, Strike Price: $13.00, Expiration 1/19/2013 (1)	145	435
TOTAL CALL OPTIONS
(Cost $38,275)		26,085

	Shares
SHORT-TERM INVESTMENTS (0.5%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (2)	17,827	17,827
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,827)		17,827
TOTAL INVESTMENTS (100.2%)
(Cost $3,144,326)		3,822,225
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(8,888)
NET ASSETS (100.0%)		$3,813,337

(1)	Non-income producing.
(2)	Rate disclosed is the seven day yield as of January 31, 2012.

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (82.2%)
BERMUDA (2.8%)
Bunge, Ltd.	6,500	$372,255
BRAZIL (0.9%)
Vale SA ADR	5,000	126,500
CANADA (2.5%)
InterOil Corp. (1)	5,000	335,500
FRANCE (5.5%)
Arkema SA ADR	4,130	334,737
BNP Paribas ADR	6,000	127,800
Total SA ADR	5,200	275,444
		737,981
GERMANY (2.1%)
Siemens AG ADR	3,000	282,870
GUERNSEY (2.2%)
Amdocs, Ltd. (1)	10,000	294,400
INDIA (1.3%)
ICICI Bank Ltd. ADR	5,000	181,050
ISRAEL (4.7%)
NICE Systems, Ltd. ADR (1)	10,000	359,600
Teva Pharmaceutical Industries, Ltd. ADR	6,000	270,780
		630,380
JAPAN (2.5%)
Nidec Corp. ADR	14,000	335,160
MEXICO (2.2%)
Grupo Televisa SA ADR	15,000	295,800
NETHERLANDS (2.2%)
Unilever NV	9,000	300,150
SOUTH AFRICA (1.2%)
Shoprite Holdings, Ltd. ADR	5,000	165,600
SPAIN (3.2%)
Banco Santander SA ADR	27,450	216,306
Repsol YPF SA ADR	8,000	221,680
		437,986
SWITZERLAND (5.8%)
Nestle SA ADR	7,750	445,857
Roche Holding AG ADR	8,000	342,400
		788,257
UNITED KINGDOM (12.8%)
Anglo American PLC ADR	11,830	244,763
BG Group PLC ADR	2,000	225,160
BP PLC ADR	3,028	139,015
Centrica PLC ADR	3,000	55,980
Diageo PLC ADR	2,000	177,180
Old Mutual PLC ADR	15,000	276,375
Prudential PLC ADR	18,000	399,420
Vodafone Group PLC ADR	7,875	213,334
		1,731,227

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (82.2%) – Continued
UNITED STATES (30.3%)
AECOM Technology Corp. (1)	10,000	$228,900
AGCO Corp. (1)	5,000	254,650
BorgWarner, Inc. (1)	2,000	149,260
Chemed Corp.	4,200	235,788
Conmed Corp. (1)	15,720	462,168
DENTSPLY International, Inc.	8,700	328,338
DeVry, Inc.	5,000	188,800
Johnson Controls, Inc.	5,000	158,850
KVH Industries, Inc. (1)	30,000	279,900
LifePoint Hospitals, Inc. (1)	8,500	341,615
Lufkin Industries, Inc.	5,000	376,100
Norfolk Southern Corp.	4,000	288,800
Northwest Natural Gas Co.	5,000	237,750
Pentair, Inc.	10,760	396,183
Tenneco, Inc. (1)	5,000	160,500
		4,087,602
TOTAL COMMON STOCKS
(Cost $8,331,841)		11,102,718
PREFERRED STOCKS (4.5%)
UNITED STATES (4.5%)
Chesapeake Energy Corp., 4.50% (2)	1,000	90,080
HSBC USA, Inc., Series F, 3.50%, Callable 3/1/12 (3) (4)	18,000	327,060
HSBC USA, Inc., Series G, 4.00%, Callable 3/1/12 (3) (4)	10,000	198,800
TOTAL PREFERRED STOCKS
(Cost $561,255)		615,940

	Principal
CORPORATE BONDS (1.5%)
UNITED STATES (1.5%)
Toyota Motor Credit Corp., 4.75%, 2/4/25, Callable 2/4/12 (3) (4)	$200,000	199,949
TOTAL CORPORATE BONDS
(Cost $198,166)		199,949

	Shares
SHORT-TERM INVESTMENTS (15.4%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (5)	2,074,702	2,074,702
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,074,702)		2,074,702
TOTAL INVESTMENTS (103.6%)
(Cost $11,165,964)		13,993,309
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.6%)		(480,535)
NET ASSETS (100.0%)		$13,512,774

(1)	Non-income producing.
(2)	Convertible security.
(3)	Callable.
(4)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2012.
(5)	Rate disclosed is the seven day yield as of January 31, 2012.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (92.1%)
BUILDING MATERIALS (7.4%)
Cemex SAB de CV ADR (1)	13,498	$91,921
James Hardie Industries NV - ADR	9,000	338,985
Lafarge SA ADR	5,000	51,000
Pretoria Portland Cement Co., Ltd. ADR	12,500	89,375
		571,281
ENGINEERING & CONSTRUCTION (2.0%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	85,631
Kajima Corp. ADR	2,000	67,500
		153,131
ENTERTAINMENT (0.1%)
Marriott Vacations Worldwide Corp. (1)	503	10,437
HOME BUILDERS (7.1%)
China Housing & Land Development, Inc. (1)	40,000	50,000
Desarrolladora Homex SAB de CV ADR (1)	7,000	141,400
KB Home	10,000	90,200
MDC Holdings, Inc.	5,000	99,100
Toll Brothers, Inc. (1)	7,500	163,575
		544,275
LODGING (7.4%)
Gaylord Entertainment Co. (1)	5,000	140,250
Home Inns & Hotels Management, Inc. ADR (1)	8,500	250,665
Marriott International, Inc., Class A	5,035	173,456
		564,371
REAL ESTATE (6.0%)
Alto Palermo SA ADR	11,500	186,415
Gafisa SA ADR	12,000	65,040
WP Carey & Co., LLC	5,000	212,250
		463,705
REITS-APARTMENTS (10.6%)
AvalonBay Communities, Inc.	1,547	210,408
Campus Crest Communities, Inc.	11,000	117,590
Equity Residential	6,000	357,300
Essex Property Trust, Inc.	900	129,600
		814,898
REITS-DIVERSIFIED (5.6%)
Vornado Realty Trust	3,107	251,294
Washington Real Estate Investment Trust	6,000	178,800
		430,094
REITS-HEALTH CARE (1.8%)
Health Care REIT, Inc.	2,500	143,025
REITS-HOTELS (8.6%)
Host Hotels & Resorts, Inc.	15,317	251,505
LaSalle Hotel Properties	11,000	297,550
Pebblebrook Hotel Trust	5,000	110,900
		659,955

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (92.1%) – Continued
REITS-OFFICE PROPERTY (13.7%)
Alexandria Real Estate Equities, Inc.	2,500	$181,025
BioMed Realty Trust, Inc.	9,000	167,130
Boston Properties, Inc.	2,500	260,125
Corporate Office Properties Trust SBI MD	4,000	96,920
Douglas Emmett, Inc.	6,000	125,460
SL Green Realty Corp.	3,000	220,590
		1,051,250
REITS-SHOPPING CENTERS (3.3%)
Acadia Realty Trust	4,985	104,785
Saul Centers, Inc.	4,100	146,124
		250,909
REITS-SINGLE TENANT (1.4%)
National Retail Properties, Inc.	4,000	108,040
REITS-STORAGE (5.1%)
Extra Space Storage, Inc.	15,000	394,800
REITS-WAREHOUSE/INDUSTRIES (4.3%)
EastGroup Properties, Inc.	3,000	142,500
ProLogis	5,955	188,833
		331,333
RETAIL (2.1%)
Kingfisher PLC ADR	20,000	160,000
SAVINGS & LOANS (1.7%)
Harleysville Savings Financial Corp.	8,675	128,997
TELECOMMUNICATIONS (3.9%)
American Tower Corp., Class A	2,500	158,775
SBA Communications Corp., Class A (1)	3,000	137,160
		295,935
TOTAL COMMON STOCKS
(Cost $6,689,026)		7,076,436
EXCHANGE TRADED FUNDS (3.0%)
Guggenheim China Real Estate ETF	8,500	141,950
SPDR Dow Jones International Real Estate ETF	2,500	86,900
TOTAL EXCHANGE TRADED FUNDS
(Cost $246,853)		228,850

	Principal
CORPORATE BONDS (3.3%)
BUILDING MATERIALS (3.3%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (2)	$250,000	254,374
TOTAL CORPORATE BONDS
(Cost $250,281)		254,374

	Contracts
CALL OPTIONS (1.7%)
Autodesk, Inc., Strike Price: $20.00, Expiration 1/19/2013 (1)	70	106,050
St. Joe Co. (The), Strike Price: $10.00, Expiration 1/19/2013 (1)	50	28,000
TOTAL CALL OPTIONS
(Cost $149,440)		134,050

SCHEDULE OF INVESTMENTS – January 31, 2012 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
SHORT-TERM INVESTMENTS (0.1%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (3)	10,202	$10,202
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,202)		10,202
TOTAL INVESTMENTS (100.2%)
(Cost $7,345,802)		7,703,912
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(16,301)
NET ASSETS (100.0%)		$7,687,611

(1) Non-income producing.
(2) Callable.
(3) Rate disclosed is the seven day yield as of January 31, 2012.

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

SPDR — Standard & Poor’s Depositary Receipt

Federal Tax Information

At January 31, 2012, the gross unrealized appreciation (depreciation) on investments based on cost for securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Gross unrealized appreciation	$6,022,760	$12,644	$1,029,913	$3,057,879	$1,431,412
Gross unrealized depreciation	(2,858,311)	(576)	(352,014)	(230,535)	(1,111,601)
Net unrealized appreciation on foreign currency translations	3,271	-	530	-	-
Net unrealized appreciation	$3,167,720	$12,068	$678,429	$2,827,344	$319,811
Cost of investments	$17,866,205	$520,270	$3,144,326	$11,165,965	$7,384,101

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended January 31, 2012 appears below:

							Change in
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/2011	1/31/2012	10/31/2011	Purchases	Sales	Depreciation	1/31/2012	Income	Gain/(Loss)
Mowbray Collectibles Ltd.	7.36%	821,593	821,593	$398,677	$-	$-	($59,504)	$339,173	$-	$-

Valuation of Securities

Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”).

The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value occurs. In the Australia/New Zealand Fund, the measure is based on a comparison to the iShares MSCI Australia Index Fund and in the Japan Fund it is based on a comparison between the S&P 500 Futures — Tokyo close to the U.S. close. As a result of such an event at October 31, 2011, these securities were fair valued by the service and therefore, categorized in Level 2. On January 31, 2012, conditions were not met requiring securities to be fair valued and therefore, categorized in Level 1. During the period ended January 31, 2012, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value. During the period ended January 31, 2012, these transactions represent the only significant transfers between each of the three Levels.

The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2012:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total **
Security Type
Common Stocks*	$19,695,908	$-	$-	$19,695,908
Preferred Stocks	468,770	-	-	468,770
Corporate Bonds	464,675	364,111	-	828,786
Short Term Investments	37,190	-	-	37,190
Total	$20,666,543	$364,111	$-	$21,030,654

	Africa Fund
	Level 1	Level 2	Level 3	Total **
Security Type
Common Stocks*	$96,007	$-	$-	$96,007
Exchange Traded Funds	243,724	-	-	243,724
Short Term Investments	192,607	-	-	192,607
Total	$532,338	$-	$-	$532,338

	Japan Fund
	Level 1	Level 2	Level 3	Total **
Security Type
Common Stocks*	$3,778,313	$-	$-	$3,778,313
Call Options	26,085	-	-	26,085
Short Term Investments	17,827	-	-	17,827
Total	$3,822,225	$-	$-	$3,822,225

	Global Fund
	Level 1	Level 2	Level 3	Total **
Security Type
Common Stocks*	$11,102,718	$-	$-	$11,102,718
Preferred Stocks	525,860	90,080	-	615,940
Corporate Bonds	-	199,949	-	199,949
Short Term Investment	2,074,702	-	-	2,074,702
Total	$13,703,280	$290,029	$-	$13,993,309

	Real Estate Fund
	Level 1	Level 2	Level 3	Total **
Security Type
Common Stocks*	$7,076,436	$-	$-	$7,076,436
Exchange Traded Funds	228,850	-	-	228,850
Corporate Bonds	-	254,374	-	254,374
Call Options	134,050	-	-	134,050
Short Term Investments	10,202	-	-	10,202
Total	$7,449,538	$254,374	$-	$7,703,912

*	All sub-categories within the security type represent their respective evaluation status unless otherwise shown.
**	There were no Level 3 securities held as of January 31, 2012

Item 2. Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
March 23, 2012

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
March 23, 2012